Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2024	Dec. 31, 2023
HSBC Switzerland Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	0.85%	0.00%
Actuarial assumption of expected rates of inflation	1.00%	0.00%
Rate of increase for pensions	0.00%	0.00%
Rate of pay increase	1.60%	0.00%
HSBC Germany Pension Plan
Disclosure of defined benefit plans [line items]
Discount rate	3.41%	3.17%
Actuarial assumption of expected rates of inflation	2.25%	2.25%
Rate of increase for pensions	2.25%	2.25%
Rate of pay increase	3.75%	2.25%